Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,465	$ 3,284
Interest receivable	18	4
Tax receivable, other than income tax	593	552
Loans to customers	99	117
Prepaid expenses	350	354
Other receivables	521	522
Current trade and other receivable	$ 5,046	$ 4,833